Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 4,158	$ 2,728	$ 11,443	$ 7,879
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	4,110	2,654	11,294	7,705
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	0	2	1	7
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 48	$ 72	$ 148	$ 167